Non-Financial Assets and Liabilities	12 Months Ended
Jun. 30, 2026
Non-financial Assets and Liabilities [Abstract]
Non-financial assets and liabilities

Note 9. Non-financial assets and liabilities

(a) Inventories

	30 June 2026			30 June 2025
	Current A$	Non- current A$	Total A$	Current A$	Non- current A$	Total A$
Raw materials and stores (Colostrum)	423,366	-	423,366	199,227	666	199,893
Work in progress	1,297,847	-	1,297,847	433,051	-	433,051
Finished goods (Travelan and ProIBS)	552,635	-	552,635	1,140,050	-	1,140,050
Other inventories	-	-	-	35	-	35
	2,273,848	-	2,273,848	1,772,363	666	1,773,029

(i) Impairment of inventories

The provision for impairment of inventories assessment requires a degree of estimation and judgement. The level of the provision is assessed by taking into account the recent sales experience, the ageing of inventory, and in particular, the shelf life of inventories that affects obsolescence. Expected shelf-life is reassessed on a regular basis with reference to stability tests which are conducted by an expert engaged by the Company. A comprehensive stability study was completed in August 2020 and the reported findings support a shelf life of at least 130 months for the colostrum drug substance.

There were short-dated finished goods as at 30 June 2026, resulting in $6,622 provision for finished goods as at 30 June 2026 (30 June 2025: Nil).

(b) Employee benefit obligations

	2026			2025
	Current $	Non- current $	Total $	Current $	Non- current $	Total $
Leave obligations	256,109	42,210	298,319	226,383	22,722	249,105
Performance bonus	153,324	-	153,324	165,120	-	165,120
	409,433	42,210	451,643	391,503	22,722	414,225

The current portion of this liability includes all of the accrued annual leave, the unconditional entitlements to long service leave where employees have completed the required period of service and also for those employees that are entitled to pro-rata payments in certain circumstances. Total leave provision of $256,109 (2025: $226,383) is presented as current, since the group does not have an unconditional right to defer settlement for any of these obligations. However, based on past experience, the group does not expect all employees to take the full amount of accrued leave or require payment within the next 12 months.